Commitments	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Commitments	COMMITMENTS
At December 31, 2022, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating (1)	11.7	15.7	9.8	11.9	49.1
Gas processing	64.6	105.4	88.5	291.8	550.3
Transportation	43.3	74.8	41.5	40.1	199.7
Capital	7.3	—	—	—	7.3
Total contractual commitments (2)	126.9	195.9	139.8	343.8	806.4
(1)Includes operating costs on the Company's office space, net of $18.1 million recoveries from subleases.
(2)Excludes contracts accounted for under IFRS 16. See Note 12 - "Leases" for additional information.